Discontinued Operations - Effect of the disposal on the financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Discontinued Operations
Cash consideration received	€ 10,681
Cash and cash equivalents disposed of		€ 621,352
The OUTNET, disposal group
Discontinued Operations
Inventories	24,592
Contract store credit liabilities transferred	(1,477)
Net assets disposed of	23,114
Cash consideration received	10,681
Cash consideration receivable	4,481
Total accounting consideration received	15,162
Loss on disposal	(7,952)
Cash and cash equivalents disposed of	€ 0